Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT3-0925
1.9866137.110
Common Stocks - 99.9%
	Shares	Value ($)
IRELAND - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	281,430	75,169,953
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	86,401	9,899,827
UNITED STATES - 99.3%
Communication Services - 7.1%
Diversified Telecommunication Services - 3.5%
AT&T Inc	8,694,229	238,308,817
Verizon Communications Inc	5,339,187	228,303,636
		466,612,453
Entertainment - 0.3%
Electronic Arts Inc	289,192	44,098,888
Interactive Media & Services - 2.0%
Alphabet Inc Class A	1,058,415	203,109,839
Meta Platforms Inc Class A	95,609	73,947,824
		277,057,663
Media - 0.3%
Fox Corp Class A	432,230	24,101,145
Omnicom Group Inc	236,392	17,032,044
TEGNA Inc	204,352	3,412,678
		44,545,867
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	590,583	140,800,893
TOTAL COMMUNICATION SERVICES		973,115,764

Consumer Discretionary - 9.0%
Automobile Components - 0.0%
Gentex Corp	275,577	7,280,744
Broadline Retail - 1.7%
Amazon.com Inc (b)	1,008,984	236,213,244
Diversified Consumer Services - 0.2%
H&R Block Inc	169,761	9,224,813
Service Corp International/US	175,245	13,372,946
		22,597,759
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp	908,892	272,731,222
Household Durables - 0.3%
Garmin Ltd	186,140	40,719,986
Specialty Retail - 4.8%
AutoZone Inc (b)	21,285	80,209,968
Home Depot Inc/The	898,884	330,348,860
Murphy USA Inc	22,327	8,093,091
O'Reilly Automotive Inc (b)	1,093,570	107,519,802
TJX Cos Inc/The	782,524	97,447,714
Tractor Supply Co	647,278	36,862,482
		660,481,917
TOTAL CONSUMER DISCRETIONARY		1,240,024,872

Consumer Staples - 7.2%
Beverages - 0.8%
PepsiCo Inc	811,170	111,876,566
Food Products - 0.8%
Flowers Foods Inc (c)	237,317	3,761,474
General Mills Inc	672,680	32,947,867
Hershey Co/The	179,016	33,320,249
Hormel Foods Corp	352,156	9,892,062
Kellanova	325,780	26,007,017
The Campbell's Company	238,007	7,597,183
		113,525,852
Household Products - 3.4%
Colgate-Palmolive Co	989,963	83,008,398
Kimberly-Clark Corp	404,080	50,356,450
Procter & Gamble Co/The	2,182,245	328,362,405
		461,727,253
Tobacco - 2.2%
Philip Morris International Inc	1,863,929	305,777,552
TOTAL CONSUMER STAPLES		992,907,223

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Coterra Energy Inc	892,545	21,769,173
DT Midstream Inc (c)	117,723	12,093,684
Kinder Morgan Inc	2,341,990	65,716,239
Williams Cos Inc/The	1,301,696	78,036,675
		177,615,771
Financials - 11.8%
Banks - 0.5%
Commerce Bancshares Inc/MO (c)	154,832	9,475,718
First Financial Bankshares Inc	155,846	5,395,389
Glacier Bancorp Inc (c)	137,404	6,022,417
M&T Bank Corp	201,045	37,937,192
Old National Bancorp/IN (c)	386,493	8,158,867
Prosperity Bancshares Inc	120,838	8,050,228
		75,039,811
Capital Markets - 1.8%
Cboe Global Markets Inc	132,774	32,003,845
CME Group Inc Class A	457,045	127,186,483
FactSet Research Systems Inc	46,031	18,545,890
Houlihan Lokey Inc Class A	64,929	12,379,363
Nasdaq Inc	501,428	48,247,402
SEI Investments Co	118,710	10,460,725
		248,823,708
Financial Services - 3.1%
Jack Henry & Associates Inc	92,457	15,700,585
Visa Inc Class A	1,198,219	413,948,718
Western Union Co/The	409,311	3,294,954
		432,944,257
Insurance - 6.4%
American Financial Group Inc/OH	87,461	10,923,879
Aon PLC	262,046	93,212,383
Arch Capital Group Ltd	454,040	39,074,682
Arthur J Gallagher & Co	302,683	86,945,692
Assurant Inc	65,047	12,183,303
Brown & Brown Inc	287,588	26,276,916
Chubb Ltd	472,640	125,741,146
Erie Indemnity Co Class A	31,634	11,269,296
Everest Group Ltd	52,077	17,487,457
Globe Life Inc	106,468	14,955,560
Hanover Insurance Group Inc/The	43,661	7,493,537
Marsh & McLennan Cos Inc	595,087	118,541,330
Progressive Corp/The	742,988	179,832,816
RLI Corp (c)	101,048	6,668,158
Selective Insurance Group Inc	77,119	6,012,967
The Travelers Companies, Inc.	287,559	74,834,354
Unum Group	208,398	14,965,060
W R Berkley Corp	380,811	26,203,605
		872,622,141
TOTAL FINANCIALS		1,629,429,917

Health Care - 10.7%
Biotechnology - 2.0%
Amgen Inc	681,340	201,063,434
Regeneron Pharmaceuticals Inc	133,436	72,784,001
		273,847,435
Health Care Equipment & Supplies - 0.4%
Becton Dickinson & Co	364,175	64,914,193
Health Care Providers & Services - 1.9%
Chemed Corp	19,003	7,834,937
Molina Healthcare Inc (b)	52,825	8,339,483
Quest Diagnostics Inc	118,161	19,781,333
UnitedHealth Group Inc	890,197	222,157,563
		258,113,316
Pharmaceuticals - 6.4%
Eli Lilly & Co	501,702	371,294,599
Johnson & Johnson	2,314,393	381,273,103
Merck & Co Inc	1,615,985	126,240,748
		878,808,450
TOTAL HEALTH CARE		1,475,683,394

Industrials - 10.0%
Aerospace & Defense - 2.9%
BWX Technologies Inc	110,802	16,834,148
General Dynamics Corp	321,831	100,285,758
Huntington Ingalls Industries Inc	49,629	13,839,542
L3Harris Technologies Inc	229,819	63,158,858
Lockheed Martin Corp	265,702	111,855,228
Northrop Grumman Corp	172,579	99,510,777
		405,484,311
Commercial Services & Supplies - 1.3%
Republic Services Inc	257,447	59,380,151
Rollins Inc	340,360	19,492,417
Waste Management Inc	463,240	106,156,078
		185,028,646
Ground Transportation - 0.3%
Landstar System Inc	42,810	5,709,570
Union Pacific Corp	140,862	31,267,138
		36,976,708
Industrial Conglomerates - 1.3%
Honeywell International Inc	787,897	175,188,898
Machinery - 0.8%
Donaldson Co Inc	145,097	10,442,631
Graco Inc	204,594	17,181,804
IDEX Corp	91,753	15,002,533
Nordson Corp	65,822	14,099,731
Otis Worldwide Corp	484,023	41,475,931
Toro Co/The	124,338	9,232,096
		107,434,726
Professional Services - 2.9%
Amentum Holdings Inc	9,603	239,787
Automatic Data Processing Inc	516,036	159,713,142
Booz Allen Hamilton Holding Corp Class A	154,821	16,616,938
Broadridge Financial Solutions Inc	141,633	35,055,584
CACI International Inc (b)(c)	27,151	12,504,936
Exponent Inc (c)	61,510	4,241,730
FTI Consulting Inc (b)(c)	44,801	7,452,646
Jacobs Solutions Inc	150,550	21,358,529
Leidos Holdings Inc	161,679	25,812,052
Maximus Inc	71,786	5,302,114
Paychex Inc	388,115	56,016,638
Science Applications International Corp (c)	60,003	6,689,134
Verisk Analytics Inc	171,104	47,688,396
		398,691,626
Trading Companies & Distributors - 0.5%
Fastenal Co	1,388,320	64,043,202
TOTAL INDUSTRIALS		1,372,848,117

Information Technology - 31.0%
Communications Equipment - 3.2%
Cisco Systems Inc	5,051,351	343,895,976
Motorola Solutions Inc	211,960	93,046,201
		436,942,177
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	1,536,019	163,601,384
CDW Corp/DE	169,019	29,473,533
Keysight Technologies Inc (b)	210,280	34,466,995
Teledyne Technologies Inc (b)	56,467	31,114,446
		258,656,358
IT Services - 2.9%
Akamai Technologies Inc (b)	190,533	14,539,573
Amdocs Ltd	143,089	12,214,077
Cognizant Technology Solutions Corp Class A	627,324	45,016,770
IBM Corporation	1,172,732	296,877,106
VeriSign Inc	103,184	27,743,082
		396,390,608
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices Inc	467,602	105,037,437
NVIDIA Corp	3,854,397	685,581,594
Texas Instruments Inc	1,154,580	209,048,255
		999,667,286
Software - 11.9%
Cadence Design Systems Inc (b)	80,892	29,490,796
Dolby Laboratories Inc Class A	77,628	5,848,494
Dropbox Inc Class A (b)	269,709	7,327,994
Microsoft Corp	2,504,304	1,336,046,184
Oracle Corp	572,533	145,291,699
Qualys Inc (b)(c)	44,336	5,899,792
Roper Technologies Inc	135,999	74,853,850
SPS Commerce Inc (b)(c)	45,521	4,955,644
Tyler Technologies Inc (b)	54,282	31,731,086
		1,641,445,539
Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc	2,576,923	534,891,907
TOTAL INFORMATION TECHNOLOGY		4,267,993,875

Materials - 3.9%
Chemicals - 3.0%
Air Products and Chemicals Inc	269,376	77,547,963
Balchem Corp	39,390	6,005,793
Corteva Inc	832,785	60,068,782
Linde PLC	576,956	265,549,769
		409,172,307
Construction Materials - 0.3%
Vulcan Materials Co	160,017	43,951,869
Containers & Packaging - 0.6%
Amcor PLC	1,751,307	16,374,720
AptarGroup Inc	84,336	13,252,559
Avery Dennison Corp	97,354	16,333,081
Graphic Packaging Holding CO (c)	363,676	8,131,795
Packaging Corp of America	108,045	20,933,720
Silgan Holdings Inc (c)	98,346	4,576,039
		79,601,914
TOTAL MATERIALS		532,726,090

Real Estate - 3.0%
Diversified REITs - 0.1%
WP Carey Inc	265,176	17,013,692
Industrial REITs - 0.1%
EastGroup Properties Inc	59,888	9,776,117
Real Estate Management & Development - 0.3%
CoStar Group Inc (b)	496,744	47,285,061
Residential REITs - 0.7%
American Homes 4 Rent Class A (c)	384,383	13,334,246
Equity LifeStyle Properties Inc	242,318	14,519,695
Equity Residential	413,694	26,145,461
Essex Property Trust Inc	77,872	20,260,737
Mid-America Apartment Communities Inc	141,622	20,171,221
		94,431,360
Retail REITs - 0.5%
Agree Realty Corp	135,748	9,733,132
Realty Income Corp	1,110,034	62,306,208
		72,039,340
Specialized REITs - 1.3%
American Tower Corp	134,952	28,122,647
Equinix Inc	116,913	91,796,581
Gaming and Leisure Properties Inc	348,013	15,862,433
VICI Properties Inc	1,337,014	43,586,656
		179,368,317
TOTAL REAL ESTATE		419,913,887

Utilities - 4.3%
Electric Utilities - 3.3%
Alliant Energy Corp	165,711	10,772,872
American Electric Power Co Inc	645,303	73,009,581
Duke Energy Corp	936,010	113,856,256
Evergy Inc	238,967	16,918,864
Exelon Corp	1,217,547	54,716,562
IDACORP Inc	64,547	8,089,676
Southern Co/The	1,327,630	125,434,483
Xcel Energy Inc	695,803	51,099,772
		453,898,066
Multi-Utilities - 1.0%
Ameren Corp	323,434	32,708,880
CMS Energy Corp	362,034	26,718,109
Consolidated Edison Inc	419,743	43,443,401
WEC Energy Group Inc	383,323	41,812,873
		144,683,263
TOTAL UTILITIES		598,581,329

TOTAL UNITED STATES		13,680,840,239
TOTAL COMMON STOCKS (Cost $9,506,230,307)		13,765,910,019

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $1,718,968)	4.25	1,723,000	1,718,887

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	8,718,121	8,719,865
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	24,129,693	24,132,106
TOTAL MONEY MARKET FUNDS (Cost $32,851,971)			32,851,971

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,540,801,246)	13,800,480,877
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,583,226)
NET ASSETS - 100.0%	13,786,897,651

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	50	Sep 2025	15,935,625	532,979	532,979
CME E-Mini S&P MidCap 400 Index Contracts (United States)	16	Sep 2025	5,064,160	112,284	112,284

TOTAL FUTURES CONTRACTS					645,263
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,449,532.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,085,748	369,827,241	376,193,124	456,475	-	-	8,719,865	8,718,121	0.0%
Fidelity Securities Lending Cash Central Fund	16,252,874	266,289,861	258,410,629	5,596	-	-	24,132,106	24,129,693	0.1%
Total	31,338,622	636,117,102	634,603,753	462,071	-	-	32,851,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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